As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.66%	Held	Value
CONSUMER DISCRETIONARY - 12.49%
Auto Components - 1.02%
Johnson Controls, Inc.	148,600	$4,532,300
Hotels, Restaurants & Leisure - 1.03%
Carnival Corporation	119,600	4,569,916
Media - 3.83%
Comcast Corporation	454,200	7,725,942
Interpublic Group of Companies, Inc. (a)	466,100	4,674,983
Time Warner Cable, Inc.	86,300	4,659,337
		17,060,262
Multiline Retail - 2.66%
J.C. Penney Company, Inc.	435,400	11,834,172
Specialty Retail - 3.95%
The Gap, Inc.	416,900	7,771,016
Home Depot, Inc.	240,400	7,615,872
Limited Brands, Inc.	83,100	2,225,418
		17,612,306
TOTAL CONSUMER DISCRETIONARY		55,608,956
CONSUMER STAPLES - 7.77%
Food & Staples Retailing - 4.73%
CVS Caremark Corporation	223,900	7,046,133
Safeway, Inc.	257,500	5,448,700
Wal-Mart Stores, Inc.	160,100	8,568,552
		21,063,385
Food Products - 0.51%
Kraft Foods, Inc.	72,900	2,249,694
Tobacco - 2.53%
Lorillard, Inc.	43,000	3,453,330
Philip Morris International, Inc.	139,300	7,803,586
		11,256,916
TOTAL CONSUMER STAPLES		34,569,995
ENERGY - 9.97%
Oil, Gas & Consumable Fuels - 9.97%
ConocoPhillips	301,300	17,303,659
Exxon Mobil Corporation	54,500	3,367,555
Marathon Oil Corporation	172,400	5,706,440
Royal Dutch Shell PLC - Class B - ADR	306,400	18,013,256
TOTAL ENERGY		44,390,910
FINANCIALS - 26.57%
Commercial Banks - 6.46%
KeyCorp	397,603	3,164,920
PNC Financial Services Group, Inc.	106,515	5,529,194
SunTrust Banks, Inc.	94,900	2,451,267
Wells Fargo & Company	701,234	17,622,010
		28,767,391
Consumer Finance - 1.03%
Capital One Financial Corporation	116,500	4,607,575
Diversified Financial Services - 10.27%
Bank of America Corporation	1,182,322	15,500,241
Citigroup, Inc. (a)	2,842,145	11,084,366
JPMorgan Chase & Company	502,300	19,122,561
		45,707,168
Insurance - 8.81%
The Allstate Corporation	337,100	10,635,505
Genworth Financial, Inc. (a)	584,100	7,137,702
Hartford Financial Services Group, Inc.	105,800	2,428,110
MetLife, Inc.	129,142	4,965,510
Prudential Financial, Inc.	67,300	3,646,314
The Travelers Companies, Inc.	38,600	2,011,060
XL Capital Limited	388,000	8,404,080
		39,228,281
TOTAL FINANCIALS		118,310,415
HEALTH CARE - 7.08%
Health Care Equipment & Supplies - 0.50%
Covidien PLC	55,600	2,234,564
Pharmaceuticals - 6.58%
Eli Lilly & Company	284,900	10,407,397
Johnson & Johnson	109,100	6,759,836
Merck & Company, Inc.	61,796	2,274,711
Pfizer, Inc.	574,200	9,859,014
		29,300,958
TOTAL HEALTH CARE		31,535,522
INDUSTRIALS - 12.82%
Aerospace & Defense - 6.42%
The Boeing Company	32,100	2,135,934
Empresa Brasileira de Aeronautica SA - ADR	187,600	5,325,964
Honeywell International, Inc.	50,400	2,214,576
Lockheed Martin Corporation	154,600	11,019,888
Northrop Grumman Corporation	129,900	7,875,837
		28,572,199
Air Freight & Logistics - 1.71%
FedEx Corporation	89,200	7,626,600
Industrial Conglomerates - 1.42%
Tyco International Limited	172,000	6,317,560
Machinery - 3.27%
Cummins, Inc.	61,900	5,606,902
PACCAR, Inc.	185,900	8,951,085
		14,557,987
TOTAL INDUSTRIALS		57,074,346
INFORMATION TECHNOLOGY - 12.55%
Computers & Peripherals - 2.38%
Hewlett-Packard Company	252,000	10,601,640
Electronic Equipment, Instruments & Components - 1.82%
Tyco Electronics Limited	277,400	8,105,628
IT Services - 1.95%
Accenture PLC	53,900	2,290,211
International Business Machines Corporation	47,600	6,385,064
		8,675,275
Software - 6.40%
CA, Inc.	726,506	15,343,806
Microsoft Corporation	357,400	8,752,726
Oracle Corporation	163,300	4,384,605
		28,481,137
TOTAL INFORMATION TECHNOLOGY		55,863,680
MATERIALS - 1.51%
Chemicals - 1.51%
PPG Industries, Inc.	92,100	6,704,880
TOTAL MATERIALS		6,704,880
TELECOMMUNICATION SERVICES - 2.83%
Wireless Telecommunication Services - 2.83%
Vodafone Group PLC - ADR	507,100	12,581,151
TOTAL TELECOMMUNICATION SERVICES		12,581,151
UTILITIES - 6.07%
Electric Utilities - 6.07%
Edison International	152,700	5,251,353
Entergy Corporation	40,900	3,130,077
Exelon Corporation	318,200	13,548,956
NextEra Energy, Inc.	94,000	5,112,660
TOTAL UTILITIES		27,043,046

Total investments - 99.66% (Cost $541,857,949)		443,682,901

Time deposit* - 0.07%		305,432

Other assets in excess of liabilities - 0.27%		1,220,214

Net assets - 100.00%		$445,208,547

(a) - Non-income producing security.
ADR - American Depositary Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.16%	Held	Value
CONSUMER DISCRETIONARY - 12.18%
Automobiles - 1.33%
Harley-Davidson, Inc.	535,900	$15,240,996
Household Durables - 0.52%
Fortune Brands, Inc.	120,300	5,922,369
Media - 2.44%
Comcast Corporation	1,637,900	27,860,679
Multiline Retail - 3.26%
J.C. Penney Company, Inc.	1,370,300	37,244,754
Specialty Retail - 4.17%
The Gap, Inc.	1,206,400	22,487,296
Home Depot, Inc.	619,609	19,629,213
Limited Brands, Inc.	207,300	5,551,494
		47,668,003
Textiles, Apparel & Luxury Goods - 0.46%
Jones Apparel Group, Inc.	270,600	5,314,584
TOTAL CONSUMER DISCRETIONARY		139,251,385
CONSUMER STAPLES - 6.17%
Food & Staples Retailing - 4.20%
CVS Caremark Corporation	470,500	14,806,635
Safeway, Inc.	759,400	16,068,904
Wal-Mart Stores, Inc.	320,400	17,147,808
		48,023,347
Tobacco - 1.97%
Philip Morris International, Inc.	401,600	22,497,632
TOTAL CONSUMER STAPLES		70,520,979
ENERGY - 8.37%
Oil, Gas & Consumable Fuels - 8.37%
ConocoPhillips	774,800	44,496,764
Royal Dutch Shell PLC - Class B - ADR	870,100	51,153,179
TOTAL ENERGY		95,649,943
FINANCIALS - 27.79%
Commercial Banks - 6.34%
PNC Financial Services Group, Inc.	301,500	15,650,865
Regions Financial Corporation	1,373,800	9,987,526
Wells Fargo & Company	1,863,391	46,827,016
		72,465,407
Consumer Finance - 1.15%
Capital One Financial Corporation	333,400	13,185,970
Diversified Financial Services - 11.22%
Bank of America Corporation	3,327,989	43,629,936
Citigroup, Inc. (a)	8,439,682	32,914,760
JPMorgan Chase & Company	1,358,700	51,725,709
		128,270,405
Insurance - 9.08%
The Allstate Corporation	945,400	29,827,370
Genworth Financial, Inc. (a)	1,462,300	17,869,306
MetLife, Inc.	561,558	21,591,905
The Travelers Companies, Inc.	109,500	5,704,950
Unum Group	236,800	5,245,120
XL Capital Limited	1,086,300	23,529,258
		103,767,909
TOTAL FINANCIALS		317,689,691
HEALTH CARE - 6.52%
Pharmaceuticals - 6.52%
Eli Lilly & Company	868,200	31,715,346
Johnson & Johnson	181,200	11,227,152
Pfizer, Inc.	1,841,700	31,621,989
TOTAL HEALTH CARE		74,564,487
INDUSTRIALS - 10.20%
Aerospace & Defense - 5.84%
Empresa Brasileira de Aeronautica SA - ADR	471,200	13,377,368
Lockheed Martin Corporation	470,800	33,558,624
Northrop Grumman Corporation	327,700	19,868,451
		66,804,443
Industrial Conglomerates - 1.38%
Tyco International Limited	430,125	15,798,491
Machinery - 2.98%
Cummins, Inc.	94,300	8,541,694
PACCAR, Inc.	529,200	25,480,980
		34,022,674
TOTAL INDUSTRIALS		116,625,608
INFORMATION TECHNOLOGY - 13.56%
Computers & Peripherals - 3.09%
Hewlett-Packard Company	840,200	35,347,214
Electronic Equipment, Instruments & Components - 2.27%
Tyco Electronics Limited	886,725	25,910,104
IT Services - 1.99%
International Business Machines Corporation	169,300	22,709,902
Software - 6.21%
CA, Inc.	2,190,581	46,265,071
Microsoft Corporation	1,009,200	24,715,308
		70,980,379
TOTAL INFORMATION TECHNOLOGY		154,947,599
MATERIALS - 4.01%
Chemicals - 4.01%
Celanese Corporation	791,000	25,391,100
PPG Industries, Inc.	280,300	20,405,840
TOTAL MATERIALS		45,796,940
TELECOMMUNICATION SERVICES - 2.76%
Wireless Telecommunication Services - 2.76%
Vodafone Group PLC - ADR	1,269,600	31,498,776
TOTAL TELECOMMUNICATION SERVICES		31,498,776
UTILITIES - 6.60%
Electric Utilities - 6.60%
Edison International	382,200	13,143,858
Exelon Corporation	1,065,100	45,351,958
NextEra Energy, Inc.	310,400	16,882,656
TOTAL UTILITIES		75,378,472

Total investments - 98.16% (Cost $1,356,056,689)		1,121,923,880

Time deposit* - 1.89%		21,608,870

Liabilities in excess of other assets - (0.05)%		(520,593)

Net assets - 100.00%		$1,143,012,157

(a) - Non-income producing security.
ADR - American Depositary Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.04%	Held	Value
CONSUMER DISCRETIONARY - 21.21%
Auto Components - 3.01%
The Goodyear Tire & Rubber Company (a)	1,588,500	$17,076,375
Magna International, Inc.	199,600	16,419,096
		33,495,471
Automobiles - 0.72%
Harley-Davidson, Inc.	283,700	8,068,428
Diversified Consumer Services - 0.63%
Weight Watchers International, Inc.	225,900	7,045,821
Media - 7.53%
Interpublic Group of Companies, Inc. (a)	1,995,400	20,013,862
Liberty Global, Inc. (a)	366,000	11,276,460
Valassis Communications, Inc. (a)	1,554,400	52,678,616
		83,968,938
Multiline Retail - 1.63%
J.C. Penney Company, Inc.	667,400	18,139,932
Specialty Retail - 5.50%
The Gap, Inc.	2,114,600	39,416,144
Rent-A-Center, Inc.	980,900	21,952,542
		61,368,686
Textiles, Apparel & Luxury Goods - 2.19%
Jones Apparel Group, Inc.	1,241,200	24,377,168
TOTAL CONSUMER DISCRETIONARY		236,464,444
CONSUMER STAPLES - 4.52%
Food & Staples Retailing - 3.80%
Safeway, Inc.	1,326,900	28,077,204
SUPERVALU, Inc.	1,238,600	14,281,058
		42,358,262
Tobacco - 0.72%
Lorillard, Inc.	99,800	8,014,938
TOTAL CONSUMER STAPLES		50,373,200
ENERGY - 5.26%
Oil, Gas & Consumable Fuels - 5.26%
Cobalt International Energy, Inc. (a)	3,057,200	29,196,260
Holly Corporation	402,000	11,557,500
Stone Energy Corporation (a)	1,212,900	17,866,017
TOTAL ENERGY		58,619,777
FINANCIALS - 27.74%
Commercial Banks - 9.78%
Fifth Third Bancorp	1,373,100	16,518,393
First Horizon National Corporation (a)	993,059	11,330,803
KeyCorp	3,672,420	29,232,463
Regions Financial Corporation	3,439,300	25,003,711
SunTrust Banks, Inc.	725,200	18,731,916
Synovus Financial Corporation	3,359,100	8,263,386
		109,080,672
Consumer Finance - 3.39%
Capital One Financial Corporation	318,800	12,608,540
Discover Financial Services	1,512,900	25,235,172
		37,843,712
Diversified Financial Services - 1.93%
PHH Corporation (a)	1,023,300	21,550,698
Insurance - 10.78%
The Allstate Corporation	531,000	16,753,050
CNO Financial Group, Inc. (a)	4,275,400	23,685,716
Genworth Financial, Inc. (a)	2,109,700	25,780,534
Hartford Financial Services Group, Inc.	752,800	17,276,760
XL Capital Limited	1,693,200	36,674,712
		120,170,772
Real Estate Management & Development - 1.86%
MI Developments, Inc.	1,888,700	20,719,039
TOTAL FINANCIALS		309,364,893
HEALTH CARE - 5.42%
Health Care Equipment & Supplies - 3.11%
Kinetic Concepts, Inc. (a)	947,500	34,659,550
Health Care Providers & Services - 0.41%
LifePoint Hospitals, Inc. (a)	130,800	4,585,848
Pharmaceuticals - 1.90%
King Pharmaceuticals, Inc. (a)	2,124,200	21,157,032
TOTAL HEALTH CARE		60,402,430
INDUSTRIALS - 10.29%
Aerospace & Defense - 1.46%
Empresa Brasileira de Aeronautica SA - ADR	574,700	16,315,733
Machinery - 1.19%
PACCAR, Inc.	154,900	7,458,435
Terex Corporation (a)	255,500	5,856,060
		13,314,495
Professional Services - 2.86%
Manpower, Inc.	610,600	31,873,320
Road & Rail - 4.78%
Con-way, Inc.	1,718,700	53,262,513
TOTAL INDUSTRIALS		114,766,061
INFORMATION TECHNOLOGY - 14.30%
Communications Equipment - 1.53%
Arris Group, Inc. (a)	1,749,600	17,093,592
Electronic Equipment, Instruments & Components - 2.86%
Tyco Electronics Limited	1,092,700	31,928,694
Semiconductors & Semiconductor Equipment - 4.06%
National Semiconductor Corporation	873,800	11,158,426
NXP Semiconductors NV (a)	1,334,800	16,538,172
ON Semiconductor Corporation (a)	2,434,100	17,549,861
		45,246,459
Software - 5.85%
CA, Inc.	2,496,544	52,727,009
Novell, Inc. (a)	1,184,200	7,069,674
Symantec Corporation (a)	355,700	5,395,969
		65,192,652
TOTAL INFORMATION TECHNOLOGY		159,461,397
MATERIALS - 4.72%
Chemicals - 4.72%
Celanese Corporation	1,321,400	42,416,940
PPG Industries, Inc.	69,400	5,052,320
RPM International, Inc.	257,700	5,133,384
TOTAL MATERIALS		52,602,644
UTILITIES - 5.58%
Electric Utilities - 5.58%
Edison International	509,000	17,504,510
Great Plains Energy, Inc.	1,222,300	23,101,470
Portland General Electric Company	1,025,500	20,797,140
Westar Energy, Inc.	35,100	850,473
TOTAL UTILITIES		62,253,593

Total investments - 99.04% (Cost $1,352,442,928)		1,104,308,439

Time deposit* - 0.88%		9,856,135

Other assets in excess of liabilities - 0.08%		838,701

Net assets - 100.00%		$1,115,003,275

(a) - Non-income producing security.
ADR - American Depositary Receipt
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.00%	Held	Value
CONSUMER DISCRETIONARY - 16.21%
Auto Components - 1.73%
The Goodyear Tire & Rubber Company (a)	343,900	$3,696,925
Diversified Consumer Services - 0.49%
Weight Watchers International, Inc.	33,300	1,038,627
Hotels, Restaurants & Leisure - 0.14%
Lakes Entertainment, Inc. (a)	175,900	302,548
Household Durables - 0.63%
Furniture Brands International, Inc. (a)	250,900	1,349,842
Media - 7.37%
Interpublic Group of Companies, Inc. (a)	471,700	4,731,151
Valassis Communications, Inc. (a)	321,900	10,909,191
Westwood One, Inc. (a) (c)	8,784	74,576
		15,714,918
Specialty Retail - 2.15%
Rent-A-Center, Inc.	204,400	4,574,472
Textiles, Apparel & Luxury Goods - 3.70%
Jones Apparel Group, Inc.	244,100	4,794,124
Quiksilver, Inc. (a)	791,700	3,095,547
		7,889,671
TOTAL CONSUMER DISCRETIONARY		34,567,003
CONSUMER STAPLES - 1.90%
Food Products - 1.90%
Overhill Farms, Inc. (a) (b)	889,200	4,054,752
TOTAL CONSUMER STAPLES		4,054,752
ENERGY - 6.85%
Energy Equipment & Services - 1.05%
Bristow Group, Inc. (a)	61,900	2,233,352
Oil, Gas & Consumable Fuels - 5.80%
Cobalt International Energy, Inc. (a)	410,600	3,921,230
Holly Corporation	42,800	1,230,500
Stone Energy Corporation (a)	490,000	7,217,700
		12,369,430
TOTAL ENERGY		14,602,782
FINANCIALS - 26.73%
Commercial Banks - 7.64%
Associated Banc-Corp	283,900	3,744,641
First Horizon National Corporation (a)	193,541	2,208,307
First Interstate BancSystem, Inc.	226,600	3,050,036
Synovus Financial Corporation	1,121,600	2,759,136
Webster Financial Corporation	257,800	4,526,968
		16,289,088
Diversified Financial Services - 2.93%
PHH Corporation (a)	296,600	6,246,396
Insurance - 11.46%
CNO Financial Group, Inc. (a)	1,017,000	5,634,180
Employers Holdings, Inc.	203,600	3,210,772
Global Indemnity PLC (a)	425,913	6,835,904
PMA Capital Corporation (a)	200,300	1,510,262
Symetra Financial Corporation	692,300	7,241,458
		24,432,576
Real Estate Investment Trusts - 2.44%
CapLease, Inc.	614,200	3,433,378
Walter Investment Management Corporation	101,100	1,768,239
		5,201,617
Real Estate Management & Development - 1.77%
MI Developments, Inc.	343,700	3,770,389
Thrifts & Mortgage Finance - 0.49%
First Financial Holdings, Inc.	87,900	979,206
Territorial Bancorp, Inc.	4,600	77,418
		1,056,624
TOTAL FINANCIALS		56,996,690
HEALTH CARE - 6.05%
Health Care Equipment & Supplies - 3.05%
Kinetic Concepts, Inc. (a)	177,900	6,507,582
Pharmaceuticals - 3.00%
King Pharmaceuticals, Inc. (a)	641,100	6,385,356
TOTAL HEALTH CARE		12,892,938
INDUSTRIALS - 17.88%
Aerospace & Defense - 0.50%
Empresa Brasileira de Aeronautica SA - ADR	37,700	1,070,303
Machinery - 6.09%
Miller Industries, Inc.	538,200	7,281,846
Terex Corporation (a)	249,000	5,707,080
		12,988,926
Professional Services - 5.96%
Heidrick & Struggles International, Inc.	182,900	3,562,892
Hudson Highland Group, Inc. (a) (b)	1,624,700	5,588,968
Manpower, Inc.	68,000	3,549,600
		12,701,460
Road & Rail - 5.33%
Con-way, Inc.	366,200	11,348,538
TOTAL INDUSTRIALS		38,109,227
INFORMATION TECHNOLOGY - 8.05%
Communications Equipment - 1.96%
Arris Group, Inc. (a)	428,300	4,184,491
Computers & Peripherals - 2.22%
Hypercom Corporation (a)	728,700	4,736,550
IT Services - 0.75%
Ness Technologies, Inc. (a)	354,100	1,593,450
Semiconductors & Semiconductor Equipment - 1.81%
ON Semiconductor Corporation (a)	536,100	3,865,281
Software - 1.31%
Novell, Inc. (a)	465,700	2,780,229
TOTAL INFORMATION TECHNOLOGY		17,160,001
MATERIALS - 7.56%
Metals & Mining - 7.56%
Haynes International, Inc.	129,000	4,504,680
Kaiser Aluminum Corporation	87,200	3,731,288
Noranda Aluminum Holding Corporation (a)	675,700	5,554,254
Universal Stainless & Alloy (a)	94,500	2,320,920
TOTAL MATERIALS		16,111,142
UTILITIES - 8.77%
Electric Utilities - 8.77%
Great Plains Energy, Inc.	513,900	9,712,710
Portland General Electric Company	289,800	5,877,144
Westar Energy, Inc.	128,400	3,111,132
TOTAL UTILITIES		18,700,986

Total investments - 100.00% (Cost $260,912,076)		213,195,521

Collateral for securities on loan^ - 0.03%		53,559

Time deposit* - 0.64%		1,373,050

Liabilities in excess of other assets - (0.67)%		(1,434,215)

Net assets - 100.00%		$213,187,915

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940, as amended. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2010, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2010	Additions	Reductions	September 30, 2010	Income	September 30, 2010
Hudson Highland Group, Inc.	1,624,700	—	—	1,624,700	$—	$5,588,968
Overhill Farms, Inc.	780,200	109,000	—	889,200	—	4,054,752

(c) - All or a portion of this security is on loan. The total market value of securities on loan was $52,390.
ADR - American Depositary Receipt
^ - Collateral for securities on loan was held as cash.
* - Time deposit with Citibank bears interest at 0.03% and matures on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 87.44%	Held	Value
CONSUMER DISCRETIONARY - 10.08%
Hotels, Restaurants & Leisure - 0.45%
Lakes Entertainment, Inc. (a)	130,200	$223,944
Household Durables - 0.57%
Furniture Brands International, Inc. (a)	53,400	287,292
Media - 6.85%
Comcast Corporation	31,000	527,310
Valassis Communications, Inc. (a)	85,700	2,904,373
Westwood One, Inc. (a) (b)	678	5,756
		3,437,439
Specialty Retail - 1.54%
The Gap, Inc.	41,600	775,424
Textiles, Apparel & Luxury Goods - 0.67%
Quiksilver, Inc. (a)	86,500	338,215
TOTAL CONSUMER DISCRETIONARY		5,062,314
CONSUMER STAPLES - 1.91%
Food Products - 1.91%
Overhill Farms, Inc. (a)	210,800	961,248
TOTAL CONSUMER STAPLES		961,248
ENERGY - 7.70%
Oil, Gas & Consumable Fuels - 7.70%
ConocoPhillips	23,200	1,332,376
Royal Dutch Shell PLC - Class B - ADR	43,100	2,533,849
TOTAL ENERGY		3,866,225
FINANCIALS - 18.73%
Commercial Banks - 3.46%
Wells Fargo & Company	69,100	1,736,483
Diversified Financial Services - 7.46%
Bank of America Corporation	127,900	1,676,769
JPMorgan Chase & Company	54,400	2,071,008
		3,747,777
Insurance - 3.11%
Global Indemnity PLC (a)	97,484	1,564,618
Real Estate Management & Development - 1.67%
MI Developments, Inc.	76,300	837,011
Thrifts & Mortgage Finance - 3.03%
Tree.com, Inc. (a)	232,800	1,524,840
TOTAL FINANCIALS		9,410,729
HEALTH CARE - 2.37%
Health Care Equipment & Supplies - 2.37%
Kinetic Concepts, Inc. (a)	32,500	1,188,850
TOTAL HEALTH CARE		1,188,850
INDUSTRIALS - 23.59%
Aerospace & Defense - 7.44%
Lockheed Martin Corporation	41,200	2,936,736
Northrop Grumman Corporation	13,200	800,316
		3,737,052
Air Freight & Logistics - 0.62%
Air T, Inc.	34,800	310,764
Machinery - 3.42%
Miller Industries, Inc.	127,098	1,719,636
Professional Services - 3.99%
Hudson Highland Group, Inc. (a)	582,000	2,002,080
Road & Rail - 7.29%
Con-way, Inc.	118,100	3,659,919
Trading Companies & Distributors - 0.83%
KSW, Inc.	136,700	418,302
TOTAL INDUSTRIALS		11,847,753
INFORMATION TECHNOLOGY - 7.16%
Computers & Peripherals - 1.37%
Hewlett-Packard Company	16,400	689,948
Software - 5.79%
CA, Inc.	137,600	2,906,112
TOTAL INFORMATION TECHNOLOGY		3,596,060
MATERIALS - 7.33%
Chemicals - 4.29%
Celanese Corporation	67,100	2,153,910
Metals & Mining - 3.04%
Haynes International, Inc.	8,000	279,360
Noranda Aluminum Holding Corporation (a)	151,700	1,246,974
		1,526,334
TOTAL MATERIALS		3,680,244
TELECOMMUNICATION SERVICES - 2.90%
Wireless Telecommunication Services - 2.90%
Vodafone Group PLC - ADR	58,700	1,456,347
TOTAL TELECOMMUNICATION SERVICES		1,456,347
UTILITIES - 5.67%
Electric Utilities - 5.67%
Exelon Corporation	66,900	2,848,602
TOTAL UTILITIES		2,848,602
Total common stocks (Cost $50,336,610)		43,918,372

OTHER INVESTMENT COMPANIES - 1.51%
Equity Mutual Funds - 1.51%
Diamond Hill Financial Trends Fund, Inc.	86,100	760,263
Total other investment companies (Cost $644,142)		760,263

CONVERTIBLE PREFERRED STOCKS - 2.96%
UTILITIES - 2.96%
Electric Utilities - 2.96%
NextEra Energy, Inc., 7.000%	30,000	1,485,840
TOTAL UTILITIES		1,485,840
Total convertible preferred stocks (Cost $1,477,840)		1,485,840

PREFERRED STOCKS - 5.63%
FINANCIALS - 5.63%
Real Estate Investment Trusts - 3.81%
Strategic Hotels & Resorts, Inc. - Series A (a)	77,900	1,788,584
Strategic Hotels & Resorts, Inc. - Series B (a)	1,700	38,641
Strategic Hotels & Resorts, Inc. - Series C (a)	3,900	88,277
		1,915,502
Thrifts & Mortgage Finance - 1.82%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	22,035
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	74,718
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	12,248
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	34,110
Federal Home Loan Mortgage Corporation - Series Z (a)	1,793,100	771,033
		914,144
TOTAL FINANCIALS		2,829,646
Total preferred stocks (Cost $3,486,643)		2,829,646

CORPORATE BONDS - 1.53%	Amount
ENERGY - 1.53%
Oil, Gas & Consumable Fuels - 1.53%
American Petroleum Tankers LLC/AP Tankers Company
10.250%, 05/01/2015 (Acquired 05/06/2010, Cost $730,153) (r)	$750,000	770,625
TOTAL ENERGY		770,625
Total corporate bonds (Cost $730,153)		770,625

	Shares
WARRANTS - 0.55%	Held
FINANCIALS - 0.55%
Diversified Financial Services - 0.55%
Bank of America Corporation
Expiration: January 2019,
Exercise Price: $13.30 (a)	42,100	273,229
TOTAL FINANCIALS		273,229
Total warrants (Cost $357,429)		273,229

Total investments - 99.62% (Cost $57,032,817)		50,037,975

Collateral for securities on loan^ - 0.01%		4,191

Time deposit* - 0.52%		259,934

Liabilities in excess of other assets - (0.15)%		(76,066)

Net assets - 100.00%		$50,226,034

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. The total market value of securities on loan was $4,100.
(r) - Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $770,625, representing 1.53% of net assets.
ADR - American Depositary Receipt
^ - Collateral for securities on loan was held as cash.
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2010
Hotchkis and Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 87.23%	Amount	Value
Aerospace/Defense - 1.95%
BE Aerospace, Inc.
6.875%, 10/01/2020	$2,000,000	$2,050,000
Triumph Group, Inc.
8.625%, 07/15/2018	1,000,000	1,080,000
		3,130,000
Airlines - 2.89%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	553,534	543,847
Delta Air Lines, Inc.
9.500%, 09/15/2014 (Acquired 09/23/2009 - 08/27/2010, Cost $1,495,159) (r)	1,458,000	1,589,220
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	518,655	521,248
Delta Air Lines, Inc. Pass Through Trust - Class G-1 - Series 2002-1
6.718%, 01/02/2023	1,230,430	1,230,430
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 06/23/2010 - 07/27/2010, Cost $710,078) (r)	804,493	740,134
		4,624,879
Apparel/Textiles - 0.15%
Quiksilver, Inc.
6.875%, 04/15/2015	260,000	247,650
Auto Loans - 2.11%
Credit Acceptance Corporation
9.125%, 02/01/2017 (Acquired 01/25/2010 - 09/22/2010, Cost $1,316,791) (r)	1,300,000	1,371,500
Ford Motor Credit Company LLC
8.125%, 01/15/2020 (c)	1,750,000	2,014,229
		3,385,729
Auto Parts & Equipment - 3.60%
Accuride Corporation
9.500%, 08/01/2018 (Acquired 07/22/2010, Cost $486,738) (r)	500,000	527,500
Affinia Group Holdings, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 04/23/2010, Cost $1,150,875) (r)	1,100,000	1,229,250
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	500,000	475,625
9.250%, 01/15/2017 (Acquired 12/10/2009 - 05/03/2010, Cost $1,104,160) (r)	1,075,000	1,182,500
Goodyear Tire & Rubber Company
10.500%, 05/15/2016 (c)	1,060,000	1,205,750
TRW Automotive, Inc.
8.875%, 12/01/2017 (Acquired 11/18/2009 - 05/10/2010, Cost $1,056,960) (r)	1,050,000	1,155,000
		5,775,625
Banking - 6.31%
Ally Financial, Inc.
8.300%, 02/12/2015 (Acquired 02/09/2010 - 08/10/2010, Cost $1,509,852) (r)	1,500,000	1,638,750
8.000%, 12/31/2018	1,000,000	1,037,500
CIT Group, Inc.
7.000%, 05/01/2017	2,848,405	2,802,118
First Tennessee Capital I
8.070%, 01/06/2027	2,000,000	1,924,238
NB Capital Trust IV
8.250%, 04/15/2027	1,464,000	1,511,580
Synovus Finance Corporation
5.125%, 06/15/2017	1,500,000	1,192,149
		10,106,335
Building Materials - 1.53%
Building Materials Corporation of America
6.875%, 08/15/2018 (Acquired 08/09/2010 - 08/11/2010, Cost $1,475,106) (r)	1,500,000	1,481,250
Goodman Global Group, Inc.
11.500%, 12/15/2014 (d)	1,500,000	967,500
		2,448,750
Chemicals - 3.86%
Celanese US Holdings LLC
6.625%, 10/15/2018 (Acquired 09/15/2010 - 09/21/2010, Cost $1,212,250) (r)	1,200,000	1,230,000
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 - 08/13/2010, Cost $1,322,100) (r)	1,289,000	1,356,672
Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	500,000	492,500
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	1,467,000	1,511,010
PolyOne Corporation
7.375%, 09/15/2020	750,000	775,313
Solutia, Inc.
8.750%, 11/01/2017	750,000	823,125
		6,188,620
Consumer - Products - 1.94%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	1,040,000	1,134,900
FGI Holding Company, Inc.
11.250%, 10/01/2015 (Acquired 03/30/2010, Cost $490,819) (e) (r)	500,000	481,250
Freedom Group, Inc.
10.250%, 08/01/2015 (Acquired 07/15/2009 - 05/17/2010, Cost $1,452,139) (r)	1,400,000	1,487,500
		3,103,650
Consumer/Commercial/Lease Financing - 3.89%
American General Finance Corporation
5.900%, 09/15/2012	1,290,000	1,238,400
6.900%, 12/15/2017	900,000	756,000
International Lease Finance Corporation
8.750%, 03/15/2017 (Acquired 03/17/2010 - 08/12/2010, Cost $2,247,163) (r)	2,300,000	2,472,500
SLM Corporation - Series A
8.450%, 06/15/2018	1,750,000	1,770,085
		6,236,985
Department Stores - 2.39%
Dillard's, Inc.
7.130%, 08/01/2018	1,990,000	1,955,175
Neiman Marcus Group, Inc.
9.000%, 10/15/2015 (e)	1,800,000	1,878,750
		3,833,925
Diversified Capital Goods - 0.82%
Mueller Water Products, Inc.
8.750%, 09/01/2020 (Acquired 08/19/2010 - 08/26/2010, Cost $1,241,476) (r)	1,250,000	1,318,750
Electric - Generation - 4.76%
Calpine Corporation
7.875%, 07/31/2020 (Acquired 07/20/2010 - 08/04/2010, Cost $1,501,460) (r)	1,500,000	1,548,750
Edison Mission Energy
7.000%, 05/15/2017 (c)	1,700,000	1,236,750
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	1,592,000	1,556,688
GenOn Escrow Corporation
9.875%, 10/15/2020 (Acquired 09/22/2010 - 09/23/2010, Cost $483,563) (r)	500,000	480,000
Mirant Americas Generation LLC
8.500%, 10/01/2021	500,000	483,750
NRG Energy, Inc.
7.375%, 02/01/2016 (c)	1,500,000	1,546,875
8.250%, 09/01/2020 (Acquired 08/17/2010, Cost $750,000) (r)	750,000	777,187
		7,630,000
Electric - Integrated - 0.72%
North American Energy Alliance LLC/North American Energy Alliance Finance Corporation
10.875%, 06/01/2016 (Acquired 09/22/2009 - 06/23/2010, Cost $1,084,588) (r)	1,055,000	1,157,863
Electronics - 3.61%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020 (Acquired 07/26/2010 - 08/10/2010, Cost $809,750) (r)	800,000	830,000
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 - 08/24/2010, Cost $1,466,425) (r)	1,430,000	1,494,350
NXP BV/NXP Funding LLC
9.500%, 10/15/2015	800,000	822,000
9.750%, 08/01/2018 (Acquired 07/13/2010, Cost $1,500,000) (r)	1,500,000	1,605,000
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 09/27/2010, Cost $1,023,813) (r)	1,000,000	1,030,000
		5,781,350
Energy - Exploration & Production - 4.76%
Hilcorp Energy I LP/Hilcorp Finance Company
9.000%, 06/01/2016 (Acquired 10/06/2009 - 06/16/2010, Cost $1,403,009) (r)	1,380,000	1,438,650
PetroQuest Energy, Inc.
10.000%, 09/01/2017	1,250,000	1,268,750
Quicksilver Resources, Inc.
7.125%, 04/01/2016	1,370,000	1,359,725
Stone Energy Corporation
8.625%, 02/01/2017	2,000,000	1,975,000
Swift Energy Company
8.875%, 01/15/2020	1,520,000	1,590,300
		7,632,425
Food & Drug Retailers - 0.84%
Rite Aid Corporation
9.750%, 06/12/2016	1,255,000	1,347,556
Forestry/Paper - 3.76%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010 - 08/09/2010, Cost $1,369,928) (e) (r)	1,525,000	1,300,062
Appleton Papers, Inc.
10.500%, 06/15/2015 (Acquired 01/29/2010 - 02/09/2010, Cost $971,948) (r)	1,000,000	942,500
Georgia-Pacific LLC
7.750%, 11/15/2029	1,875,000	1,978,125
Verso Paper Holdings LLC/Verso Paper, Inc.
11.500%, 07/01/2014	500,000	550,000
Verso Paper Holdings LLC/Verso Paper, Inc. - Series B
9.125%, 08/01/2014	1,250,000	1,259,375
		6,030,062
Gaming - 1.92%
Harrah's Operating Company, Inc.
11.250%, 06/01/2017 (c)	1,550,000	1,705,000
MGM Resorts International
9.000%, 03/15/2020 (Acquired 03/09/2010 - 08/05/2010, Cost $1,316,334) (r)	1,300,000	1,374,750
		3,079,750
Gas Distribution - 2.10%
Energy Transfer Equity LP
7.500%, 10/15/2020 (c)	1,900,000	2,009,250
Ferrellgas LP/Ferrellgas Finance Corporation
9.125%, 10/01/2017	1,250,000	1,360,938
		3,370,188
Health Facilities - 2.49%
Biomet, Inc.
11.625%, 10/15/2017	1,500,000	1,678,125
HCA, Inc.
9.625%, 11/15/2016 (c) (e)	1,500,000	1,631,250
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/15/2009, Cost $612,879) (r)	660,000	677,325
		3,986,700
Health Services - 0.50%
Capella Healthcare, Inc.
9.250%, 07/01/2017 (Acquired 06/21/2010, Cost $740,550) (r)	750,000	804,375
Household & Leisure Products - 0.73%
Brunswick Corporation
11.250%, 11/01/2016 (Acquired 08/11/2009 - 07/07/2010, Cost $1,088,720) (r)	1,005,000	1,163,287
Investments & Miscellaneous Financial - 1.50%
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (Acquired 09/21/2010 - 09/22/2010, Cost $1,227,375) (r)	1,200,000	1,266,000
TransUnion LLC/TransUnion Financing Corporation
11.375%, 06/15/2018 (Acquired 06/10/2010 - 08/30/2010, Cost $1,048,430) (r)	1,000,000	1,142,500
		2,408,500
Leisure - 1.11%
NCL Corporation Limited
11.750%, 11/15/2016	1,575,000	1,771,875
Machinery - 1.69%
Altra Holdings, Inc.
8.125%, 12/01/2016	1,175,000	1,227,875
Manitowoc Company, Inc.
9.500%, 02/15/2018	1,414,000	1,484,700
		2,712,575
Media - Broadcast - 0.83%
LIN Television Corporation
8.375%, 04/15/2018 (Acquired 04/07/2010 - 06/11/2010, Cost $1,255,313) (r)	1,250,000	1,326,563
Media - Cable - 3.09%
CCO Holdings LLC/CCO Holdings Capital Corporation
8.125%, 04/30/2020 (Acquired 04/14/2010 - 09/20/2010, Cost $1,614,807) (r)	1,575,000	1,677,375
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009 - 05/11/2010, Cost $2,098,019) (r)	2,100,000	2,226,000
Unitymedia Hessen GmbH & Company/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009 - 05/06/2010, Cost $1,004,624) (r)	1,000,000	1,045,000
		4,948,375
Media - Services - 1.07%
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017	1,600,000	1,716,000
Metals/Mining Excluding Steel - 2.59%
International Coal Group, Inc.
9.125%, 04/01/2018	1,065,000	1,139,550
Noranda Aluminum Acquisition Corporation
5.373%, 05/15/2015 (a) (e)	1,250,000	1,057,813
Novelis, Inc.
11.500%, 02/15/2015	1,695,000	1,945,012
		4,142,375
Multi-Line Insurance - 1.13%
American International Group, Inc.
8.175%, 05/15/2058 (a)	1,800,000	1,813,500
Oil Field Equipment & Services - 3.23%
McJunkin Red Man Corporation
9.500%, 12/15/2016 (Acquired 12/16/2009 - 09/01/2010, Cost $1,736,946) (r)	1,775,000	1,570,875
Parker Drilling Company
9.125%, 04/01/2018 (Acquired 03/11/2010 - 08/05/2010, Cost $1,251,250) (r)	1,250,000	1,275,000
PHI, Inc.
8.625%, 10/15/2018 (Acquired 09/16/2010 - 09/23/2010, Cost $1,254,001) (r)	1,300,000	1,283,750
Thermon Industries, Inc.
9.500%, 05/01/2017 (Acquired 04/23/2010, Cost $1,000,000) (r)	1,000,000	1,050,000
		5,179,625
Oil Refining & Marketing - 0.80%
Holly Corporation
9.875%, 06/15/2017	1,203,000	1,279,691
Packaging - 2.40%
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (Acquired 09/30/2010, Cost $609,250) (r)	600,000	621,000
9.125%, 10/15/2020 (Acquired 09/30/2010, Cost $405,250) (r)	400,000	414,000
Berry Plastics Corporation
8.250%, 11/15/2015	1,000,000	1,035,000
BWAY Holding Company
10.000%, 06/15/2018 (Acquired 06/08/2010, Cost $493,290) (r)	500,000	543,750
Graphic Packaging International, Inc.
9.500%, 06/15/2017	1,147,000	1,227,290
		3,841,040
Pharmaceuticals - 1.14%
Talecris Biotherapeutics Holdings Corporation
7.750%, 11/15/2016	1,000,000	1,105,000
Valeant Pharmaceuticals International
7.000%, 10/01/2020 (Acquired 09/21/2010, Cost $695,625) (r)	700,000	717,500
		1,822,500
Printing & Publishing - 0.84%
Valassis Communications, Inc.
8.250%, 03/01/2015	1,280,000	1,350,400
Restaurants - 0.87%
CKE Restaurants, Inc.
11.375%, 07/15/2018 (Acquired 07/06/2010 - 08/17/2010, Cost $1,341,425) (r)	1,350,000	1,390,500
Software/Services - 0.33%
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010, Cost $491,935) (r)	500,000	521,250
Support - Services - 1.61%
PHH Corporation
9.250%, 03/01/2016 (Acquired 08/06/2010 - 08/10/2010, Cost $1,424,784) (r)	1,403,000	1,466,135
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000%, 07/15/2017 (Acquired 02/22/2010, Cost $1,067,011) (r)	1,000,000	1,117,500
		2,583,635
Telecom - Integrated/Services - 3.03%
Equinix, Inc.
8.125%, 03/01/2018	1,250,000	1,340,625
Frontier Communications Corporation
8.500%, 04/15/2020	1,000,000	1,108,750
Intelsat Luxembourg SA
11.500%, 02/04/2017 (e)	1,250,000	1,360,938
Windstream Corporation
8.125%, 09/01/2018 (Acquired 07/12/2010 - 07/28/2010, Cost $1,001,553) (r)	1,000,000	1,040,000
		4,850,313
Telecom - Wireless - 1.70%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/01/2015 (Acquired 09/21/2010, Cost $791,250) (r)	750,000	813,750
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 07/01/2009 - 04/23/2010, Cost $1,787,710) (r)	1,700,000	1,913,563
		2,727,313
Transportation Excluding Air/Rail - 0.64%
American Petroleum Tankers LLC/American Petroleum Tankers Company
10.250%, 05/01/2015 (Acquired 05/06/2010 - 08/26/2010, Cost $985,550) (r)	1,000,000	1,027,500
Total corporate bonds (Cost $133,578,383)		139,797,984

CONVERTIBLE BONDS - 4.24%
Auto Parts & Equipment - 1.31%
Accuride Corporation
7.500%, 02/26/2020 (Acquired 02/26/2010 - 08/26/2010, Cost $717,913) (e) (f)	471,590	1,178,975
ArvinMeritor, Inc.
4.000%, 02/15/2027	1,000,000	915,000
		2,093,975
Electronics - 0.29%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	477,000	471,633
Food & Drug Retailers - 0.35%
Great Atlantic & Pacific Tea Company
6.750%, 12/15/2012	1,000,000	560,000
Metals/Mining Excluding Steel - 0.91%
Kaiser Aluminum Corporation
4.500%, 04/01/2015 (Acquired 03/24/2010 - 05/05/2010, Cost $1,338,119) (r)	1,306,000	1,458,541
Oil Field Equipment & Services - 0.37%
Transocean, Inc.
1.500%, 12/15/2037	600,000	590,250
Transportation Excluding Air/Rail - 1.01%
Horizon Lines, Inc.
4.250%, 08/15/2012	1,775,000	1,624,125
Total convertible bonds (Cost $6,386,596)		6,798,524

	Shares
CONVERTIBLE PREFERRED STOCKS - 4.40%	Held
Automakers - 1.40%
General Motors Company/Motors Liquidation Company - Series C, 6.250% (b)	280,000	2,237,900
Banking - 1.29%
Citigroup, Inc., 7.500%	17,500	2,073,925
Electric - Integrated - 0.83%
NextEra Energy, Inc., 7.000% (b)	27,000	1,337,256
Multi-Line Insurance - 0.88%
Hartford Financial Services Group, Inc., 7.250%	59,200	1,404,224
Total convertible preferred stocks (Cost $6,782,912)		7,053,305

PREFERRED STOCKS - 2.37%
Banking - 1.54%
Citigroup Capital XIII, 7.875% (a)	25,000	648,250
Zions Bancorporation - Series C, 9.500%	71,200	1,809,904
		2,458,154
Hotels - 0.83%
Strategic Hotels & Resorts, Inc. - Series A, 8.500% (b)	400	9,184
Strategic Hotels & Resorts, Inc. - Series B, 8.250% (b)	3,500	79,555
Strategic Hotels & Resorts, Inc. - Series C, 8.250% (b)	55,000	1,244,925
		1,333,664
Total preferred stocks (Cost $3,564,390)		3,791,818

Total investments - 98.24% (Cost $150,312,281)		157,441,631

Time deposits* - 2.04%		3,263,158

Liabilities in excess of other assets - (0.28)%		(447,692)

Net assets - 100.00%		$160,257,097

(a) - The coupon rate shown on variable rate securities represents the rate at September 30, 2010.
(b) - Non-income producing security.
(c) - All or a portion of this security is segregated as collateral for delayed delivery securities.
(d) - Zero coupon bond. Effective yield is listed.
(e) - Payment in-kind security.
(f) - Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,178,975, representing 0.74% of net assets.
(r) - Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $62,793,927, representing 39.18% of net assets.
* - Time deposits of $1,200,000 with Citibank and $2,063,158 with Wells Fargo bear interest at 0.03% and mature on 10/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$541,857,949	$1,356,056,689	$1,352,442,928
Gross unrealized appreciation	31,109,484	71,384,424	65,551,454
Gross unrealized depreciation	(129,284,532)	(305,517,233)	(313,685,943)
Net unrealized depreciation	$(98,175,048)	$(234,132,809)	$(248,134,489)

	Small Cap	Value	High
	Value Fund	Opportunities Fund	Yield Fund
Cost of investments	$260,912,076	$57,032,817	$150,312,281
Gross unrealized appreciation	21,036,483	3,682,582	8,065,553
Gross unrealized depreciation	(68,753,038)	(10,677,424)	(936,203)
Net unrealized appreciation (depreciation)	$(47,716,555)	$(6,994,842)	$7,129,350

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2010:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$443,682,901	$1,121,923,880	$1,104,308,439
Level 2 --- Other significant observable market inputs	—	—	—
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$443,682,901	$1,121,923,880	$1,104,308,439

	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$213,195,521	$43,918,372	$—
Other Investment Companies	—	760,263	—
Preferred Stocks	—	2,695,011	1,898,643
Convertible Preferred Stocks	—	1,485,840	4,815,405
Warrants	—	273,229	—
Level 2 --- Other significant observable market inputs:
Corporate Bonds	—	770,625	139,797,984
Convertible Bonds	—	—	6,798,524
Convertible Preferred Stocks	—	—	2,237,900
Preferred Stocks	—	134,635	1,893,175
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$213,195,521	$50,037,975	$157,441,631

There were transfers from Level 1 to Level 2 of $134,635 for the Value Opportunities Fund and $1,893,175 for the High Yield Fund using market value as of September 30, 2010. The transfers were due to lack of trading volume on September 30, 2010. There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2010 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund.

The Trust did not have any liabilities that were measured at fair value on September 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hotchkis and Wiley Funds

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    November 24, 2010

By (Signature and Title)     /s/ James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date    November 24, 2010